Related Party Transactions - Additional Information (Details) - USD ($)						1 Months Ended	5 Months Ended	8 Months Ended
	Aug. 03, 2021	May 07, 2021	Mar. 26, 2021	Mar. 23, 2021	Feb. 04, 2021	Apr. 30, 2021	Jun. 30, 2021	Sep. 30, 2021	Oct. 14, 2021	May 31, 2021	Dec. 31, 2020	Dec. 31, 2015
Warrants
Related Party Transaction [Line Items]
Sale of warrants										1	45,730	276,000
Warrant price per share										$ 0.01	$ 0.53	$ 0.00001088
Decarbonization Plus Acquisition Corporation Iii
Related Party Transaction [Line Items]
Period for completion of business combination from closing of initial public offering				24 months
Underwriters over-allotment option expired date								May 07, 2021
Related party transaction, description of transaction							The Company’s initial stockholders have agreed, subject to limited exceptions, not to transfer, assign or sell any of their Founder Shares until the earlier to occur of: (A) one year after the completion of the Initial Business Combination or (B) subsequent to the Initial Business Combination, (x) if the last sale price of the Company’s Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the Initial Business Combination, or (y) the date on which the Company completes a liquidation, merger, stock exchange or other similar transaction that results in all of the Company’s stockholders having the right to exchange their shares of common stock for cash, securities or other property.	The Company’s initial stockholders have agreed, subject to limited exceptions, not to transfer, assign or sell any of their Founder Shares until the earlier to occur of: (A) one year after the completion of the Initial Business Combination or (B) subsequent to the Initial Business Combination, (x) if the last sale price of the Company’s Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the Initial Business Combination, or (y) the date on which the Company completes a liquidation, merger, stock exchange or other similar transaction that results in all of the Company’s stockholders having the right to exchange their shares of common stock for cash, securities or other property.
Common stock threshold trading days							20 days	20 days
Common stock consecutive trading days							30 days	30 days
Minimum holding period for shares after business combination							150 days	150 days
Warrant price per share								$ 11.50
Monthly payment to affiliate of sponsor for office space, utilities and secretarial and administrative support				$ 10,000
Monthly fees incurred and paid to affiliate of sponsor							$ 31,935	$ 61,935
Amount borrowed under working capital loan							$ 0	$ 0
Decarbonization Plus Acquisition Corporation Iii | Warrants | Private Placement Warrants
Related Party Transaction [Line Items]
Sale of warrants			6,666,667
Warrant price per share			$ 1.50
Proceeds from issuance of warrants			$ 10,000,000
Warrants holding period after completion of business combination							30 days	30 days
Decarbonization Plus Acquisition Corporation Iii | Class B Common Stock
Related Party Transaction [Line Items]
Common stock issued, shares				400,000		40,000
Decarbonization Plus Acquisition Corporation Iii | Class A Common Stock
Related Party Transaction [Line Items]
Common stock issued, price per share							$ 11.50	$ 11.50
Number of securities called by each warrant							1	1
Decarbonization Plus Acquisition Corporation Iii | Class A Common Stock | Maximum
Related Party Transaction [Line Items]
Common stock issued, price per share							$ 12.00
Decarbonization Plus Acquisition Corporation Iii | Sponsor
Related Party Transaction [Line Items]
Percentage of common stock issued and outstanding after initial public offering					20.00%
Amount paid to sponsor for additional expenses paid							$ 1,500,000
Decarbonization Plus Acquisition Corporation Iii | Sponsor | Note
Related Party Transaction [Line Items]
Line of credit facility, maximum borrowing capacity					$ 300,000
Debt instrument, maturity date	Aug. 03, 2021				Aug. 03, 2021
Debt face amount									$ 1,500,000
Promissory note, related party					$ 0
Decarbonization Plus Acquisition Corporation Iii | Sponsor | Warrants
Related Party Transaction [Line Items]
Warrant price per share			$ 1.50				$ 1.50	$ 1.50
Additional warrant purchase price			$ 1,050,000
Decarbonization Plus Acquisition Corporation Iii | Sponsor | Maximum | Warrants
Related Party Transaction [Line Items]
Additional warrants			700,000
Potential conversion of working capital loan into warrants upon business combination							$ 1,500,000	$ 1,500,000
Decarbonization Plus Acquisition Corporation Iii | Sponsor | Class B Common Stock
Related Party Transaction [Line Items]
Common stock issued, shares					10,062,500
Common stock issued, value					$ 25,000
Common stock issued, price per share					$ 0.002
Forfeited shares		1,312,500		400,000		40,000
Decarbonization Plus Acquisition Corporation Iii | Sponsor | Class B Common Stock | Maximum
Related Party Transaction [Line Items]
Number of shares to be forfeited if overallotment option is not exercised					1,312,500